RESTRUCTURING CHARGES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Restructuring and Related Activities [Abstract]
Schedule of activity for accrued restructuring
The following tables show the activity and the estimated timing of future payouts for accrued restructuring (in thousands) included in other current liabilities:

Severance and Benefits
Balance as of March 31, 2023	$—
Restructuring charges	2,667
Cash payments	(2,667)
Balance as of September 30, 2023	$—

Balance as of March 31, 2024	$—
Restructuring charges	1,571
Cash payments	(1,511)
Other non-cash	(2)
Balance as of September 30, 2024	$58

The following tables show the activity and the estimated timing of future payouts for accrued restructuring (in thousands):

	Severance and benefits	Total
Balance as of March 31, 2021	580	$580
Adjustments of prior estimates	850	850
Other non-cash	(1,430)	(1,430)
Balance as of March 31, 2022	—	—
Restructuring costs	1,605	1,605
Cash payments	(1,605)	(1,605)
Balance as of March 31, 2023	—	—
Restructuring costs	3,280	3,280
Cash payments	(3,280)	(3,280)
Balance as of March 31, 2024	$—	$—